GoodWill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of goodwill
	As of December 31,
	2021	2022
	RMB	RMB
Beginning Balance	1,533,485	43,011
Acquisitions	14,051	—
Impairment loss	(1,504,525)	(43,011)
Ending Balance	43,011	—